SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Tabular disclosure of reconciliation to Cash and Restricted Cash

	2021	2020
Cash	6,998	512
Restricted Cash	1,100,000	—
Cash and restricted cash	1,106,998	512